Events after the reporting period - Additional Information (Details) - Unsecured convertible notes of castcrown Ltd $ in Thousands	Aug. 25, 2023 USD ($)
Disclosure of financial assets [line items]
Outstanding borrowings	$ 600
Interest rate	7.00%